Note 22 - Impact of recently issued accounting standards	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]
22.	Impact of recently issued accounting standards

In December 2023, the FASB issued ASU 2023-9 – Income Taxes – Improvements to Income Tax Disclosures. This ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The guidance is effective for annual periods beginning after December 14, 2024 and should be adopted prospectively with the option for retroactive application. The Company is currently assessing the impact of this ASU on its financial disclosures.

In November 2024, the FASB issued ASU 2024-03 – Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (DISE). This ASU requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted, and can be adopted prospectively or retrospectively. The Company is currently assessing the impact of this ASU on its financial disclosures.